Citigroup Center

153 East 53rd Street

New York, New York 10022-4675

(212) 446-4800	Facsimile: (212) 446-4900

October 30, 2006

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:	Amendment No. 4 to Registration Statement on Form S-1
of Innophos Holdings, Inc., File No. 333-135851

Ladies and Gentlemen:

On behalf of Innophos Holdings, Inc. (the “Company”), for filing under the Securities Act of 1933, as amended, we are transmitting one copy of the above-referenced Amendment No. 4 to the Registration Statement on Form S-1 of the Company. The Company has previously sent by wire transfer, in connection with the initial filing of its Registration Statement on Form S-1, funds in the amount of $16,050 to cover the registration fee. In addition, it has recently sent by wire transfer the amount of $1,070 to cover the registration fee in respect of the higher proposed maximum aggregate offering price now reflected on the cover.

The Company has informed us that it is aware of its obligations under the Securities Act of 1933, as amended.

Should you have any questions or comments regarding this filing, please direct them to the undersigned at (212) 446-4988.

Sincerely,

/s/ Christopher A. Kitchen

Christopher A. Kitchen